Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Mar. 02, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 316,270,386	$ 316,250,000
Liabilities:
Fair value of warrants outstanding	23,591,000	22,818,749
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	316,270,386	316,250,000
Level 1 | Recurring | Public Warrants
Liabilities:
Fair value of warrants outstanding	11,385,000
Level 3 | Recurring | Public Warrants
Liabilities:
Fair value of warrants outstanding		14,442,083
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Fair value of warrants outstanding	$ 12,206,000	$ 8,376,666